Prospectus Supplement dated August 22, 2014
	Product Name	Prospectus Form #
1.	RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed prior to April 30, 2012)	140464 F (5/14)
2.	RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed on or after April 30, 2012)	S-6517 D (5/14)
3.	RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity (offered for contract applications signed on or after April 29, 2013)	S-6595 C (5/14)
4.	RiverSource Retirement Advisor Variable Annuity®	S-6471 R (4/13)
5.	RiverSource Retirement Advisor Advantage® Variable Annuity/ RiverSource Retirement Advisor Select® Variable Annuity	S-6410 N (4/13)
6.	RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity	S-6362 P (5/14)
7.	RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6504 M (5/14)
8.	RiverSource® Variable Retirement and Combination Retirement Annuities	S-6174 T (5/02)
9.	RiverSource® Employee Benefit Annuity	S-6177 T (5/02)
10.	RiverSource® Flexible Annuity	S-6175 AF (4/13)
11.	RiverSource® Flexible Portfolio Annuity	S-6163 V (4/11)
12.	Salomon Smith Barney LifeVestSM Single Premium Variable Life Insurance Policy	S-6222 (4/88)
13.	RiverSource® Variable Second-To-Die Life Insurance	S-6185 R (5/08)
14.	RiverSource® Succession Select Variable Life Insurance	S-6203 T (5/14)
15.	RiverSource ® Variable Universal Life Insurance	S-6171 AT (5/14)
16.	RiverSource® Variable Universal Life Insurance III	S-6211 L (5/09)
17.	RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV - Estate Series	S-6419 V (5/14)
18.	RiverSource ® Variable Universal Life 5 / RiverSource Variable Universal Life 5 - Estate Series	S-6543 D (5/14)
19.	Privileged Assets® Select Annuity	S-6102 N (1/07)
20.	RiverSource® Personal Portfolio Plus 2/Personal Portfolio Variable Annuity	45066 N (1/07)
21.	RiverSource Endeavor Select® Variable Annuity	273480 R (4/13)
22.	RiverSource® FlexChoice Select® Variable Annuity	274320 J (4/13)
23.	RiverSource® Innovations Select Variable Annuity	45313 P (4/13)
24.	RiverSource® Innovations Variable Annuity	45282 J (5/08)
25.	RiverSource® Symphony Annuity	S-6226 L (5/00)

The information in this supplement updates and amends certain information contained in the variable annuity contracts and variable life insurance policies (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.

Effective October 1, 2014, client servicing operations for RiverSource Life Insurance Co. of New York will move from Albany, NY to Minneapolis, MN and the following changes are made to your prospectuses.

I. For products 1-3 in the table on page 1 of this supplement, the first paragraphs in sections entitled “Buying Your Contract – Purchase Payments – How to Make Purchase Payments – 1 By letter” and “Making the Most of Your Contract – How to Request a Transfer or Surrender – 1 By letter” in your prospectus are deleted in their entirety and replaced with the following:

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York

70500 Ameriprise Financial Center

Minneapolis, MN 55474

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RiverSource Life Insurance Co. of New York

70500 Ameriprise Financial Center

Minneapolis, MN 55474

II. For products 4-11 in the table on page 1 of this supplement, the first paragraphs in sections entitled “Buying Your Contract – Purchase Payments – How to Make Purchase Payments – 1 By letter” and “Making the Most of Your Contract – How to Request a Transfer or Surrender – 1 By letter” in your prospectus are deleted in their entirety and replaced with the following:

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York

70200 Ameriprise Financial Center

Minneapolis, MN 55474

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RiverSource Life Insurance Co. of New York

70500 Ameriprise Financial Center

Minneapolis, MN 55474

III. For Salomon Smith Barney LifeVestSM Single Premium Variable Life Insurance Policy listed as product #12 in the table on page 1 of this supplement:

Addresses for the RiverSource Life Insurance Co. of New York (formerly IDS Life Insurance Company of New York) listed in the prospectus are changed as shown in the table below.

Current Address	New Address
IDS Life Insurance Company of New York 14 Computer Drive West P.O. Box 5144 Albany, NY 12205	RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203
IDS Life Insurance Company of New York P.O. Box 5144 Albany, NY 12205	Service address: RiverSource Life Insurance Co. of New York 70500 Ameriprise Financial Center Minneapolis, MN 55474

IV. For products 13-18 in the table on page 1 of this supplement, the following revisions are made:

•	The first paragraph in the section entitled “Two Ways to Request a Transfer, Loan or Surrender” in your prospectus is deleted in its entirety and replaced with the following:

Ways to Request a Transfer, Loan or Surrender

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1 By mail

RiverSource Life Insurance Co. of New York

70500 Ameriprise Financial Center

Minneapolis, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

•	The second sentence in the section entitled “RiverSource Life of NY” in your prospectus is replaced with the following:

Our service address is: RiverSource Life Insurance Co. of New York, 70500 Ameriprise Financial Center, Minneapolis, MN 55474.

•	The second paragraph on the back cover of your prospectus is deleted in its entirety and replaced with the following:

RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-541-2251
riversource.com/life insurance

V. For Privileged Assets® Select Annuity product listed as #19 in the table on page 1 of this supplement, the first paragraphs in sections entitled “Buying Your Certificate – Purchase Payments – How to Make Purchase Payments – 1 By letter” and “Making the Most of Your Certificate – How to Request a Transfer or Surrender – 1 By letter” in your prospectus are deleted in their entirety and replaced with the following:

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York

70751 Ameriprise Financial Center

Minneapolis, MN 55474

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RiverSource Life Insurance Co. of New York

70751 Ameriprise Financial Center

Minneapolis, MN 55474

VI. For products 20-25 in the table on page 1 of this supplement, the first paragraphs in sections entitled “Buying Your Contract – Purchase Payments – How to Make Purchase Payments – 1 By letter” and “Making the Most of Your Contract – How to Request a Transfer or Surrender – 1 By letter” in your prospectus are deleted in their entirety and replaced with the following:

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York

70122 Ameriprise Financial Center

Minneapolis, MN 55474

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RiverSource Life Insurance Co. of New York

70122 Ameriprise Financial Center

Minneapolis, MN 55474

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6595-1 A (8/14)

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